Taxes on Income - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Taxes [Abstract]
Domestic	$ (18,399)	$ (13,859)	$ (62,734)
Foreign	5,746	(1,106)	(647)
Loss before income taxes	$ (12,653)	$ (14,965)	$ (63,381)